Prepayments and other assets - Schedule of Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current portion:
Deposit related to an ongoing litigation (note a)	$ 4,862	$ 4,751
Advance to suppliers (note b)	2,088	1,997
Loans to employees (note c)	1,614	1,896
Rental and other deposits	1,159	1,670
Others	2,119	1,220
Total of prepayments and other current assets	11,842	11,534
Non-current portion:
Loans to employees, non-current portion (note c)	1,473	905
Advances to suppliers, non-current portion (note b)	1,314
Total of long-term prepayments and other assets	$ 2,787	$ 905